Eaton Vance

Greater China Growth Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 63.6%
Biotechnology — 1.7%
Hualan Biological Engineering, Inc., Class A	343,645	$2,156,335

		$2,156,335

Food Products — 10.7%
China Mengniu Dairy Co., Ltd.	550,000	$3,255,421
Dali Foods Group Co., Ltd.(1)	4,284,500	2,721,906
Foshan Haitian Flavouring & Food Co., Ltd., Class A	64,896	1,386,471
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	619,318	3,953,554
Tingyi (Cayman Islands) Holding Corp.	1,170,000	2,225,027

		$13,542,379

Gas Utilities — 2.9%
China Resources Gas Group, Ltd.	590,000	$3,658,360

		$3,658,360

Health Care Equipment & Supplies — 0.3%
AK Medical Holdings, Ltd.(1)	202,000	$360,497

		$360,497

Health Care Providers & Services — 5.4%
Dian Diagnostics Group Co., Ltd., Class A	536,000	$3,349,641
Sinopharm Group Co., Ltd., Class H	1,028,000	3,428,846

		$6,778,487

Hotels, Restaurants & Leisure — 1.5%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,001,000	$1,185,346
Yum China Holdings, Inc.	11,367	768,864

		$1,954,210

Household Durables — 7.9%
Haier Smart Home Co., Ltd., Class H(2)	1,639,200	$6,890,079
Zhejiang Supor Co., Ltd., Class A	272,925	3,141,924

		$10,032,003

Insurance — 6.4%
China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,319,449
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	5,816,588

		$8,136,037

Security	Shares	Value
Interactive Media & Services — 9.7%
Tencent Holdings, Ltd.	156,100	$12,204,038

		$12,204,038

IT Services — 3.8%
Beijing Sinnet Technology Co., Ltd., Class A	516,300	$1,220,033
TravelSky Technology, Ltd., Class H	1,630,000	3,520,665

		$4,740,698

Marine — 2.3%
SITC International Holdings Co., Ltd.	805,000	$2,840,581

		$2,840,581

Personal Products — 2.8%
BYHEALTH Co., Ltd., Class A	600,297	$3,486,208

		$3,486,208

Professional Services — 2.7%
Centre Testing International Group Co., Ltd., Class A	643,372	$3,448,425

		$3,448,425

Software — 1.0%
Beijing SuperMap Software Co., Ltd., Class A	458,100	$1,240,139

		$1,240,139

Textiles, Apparel & Luxury Goods — 2.4%
ANTA Sports Products, Ltd.	150,000	$3,027,936

		$3,027,936

Transportation Infrastructure — 2.1%
Shanghai International Airport Co., Ltd., Class A	339,551	$2,633,850

		$2,633,850

Total China (identified cost $43,150,504)		$80,240,183

Hong Kong — 20.9%
Capital Markets — 4.4%
Hong Kong Exchanges & Clearing, Ltd.	91,121	$5,607,822

		$5,607,822

Equity Real Estate Investment Trusts (REITs) — 2.9%
Link REIT	376,500	$3,631,993

		$3,631,993

Security	Shares	Value
Food & Staples Retailing — 0.7%
Dairy Farm International Holdings, Ltd.	197,294	$859,817

		$859,817

Food Products — 0.7%
Vitasoy International Holdings, Ltd.	242,000	$939,944

		$939,944

Hotels, Restaurants & Leisure — 2.0%
Sands China, Ltd.(2)	562,400	$2,570,111

		$2,570,111

Insurance — 9.4%
AIA Group, Ltd.	885,000	$11,811,483

		$11,811,483

Textiles, Apparel & Luxury Goods — 0.8%
Samsonite International S.A.(1)(2)	539,100	$1,023,666

		$1,023,666

Total Hong Kong (identified cost $12,800,108)		$26,444,836

Taiwan — 13.3%
Banks — 0.5%
CTBC Financial Holding Co., Ltd.	781,881	$647,675

		$647,675

Electronic Equipment, Instruments & Components — 0.6%
Largan Precision Co., Ltd.	7,000	$733,271

		$733,271

Food & Staples Retailing — 1.8%
President Chain Store Corp.	243,000	$2,296,330

		$2,296,330

Insurance — 0.8%
Cathay Financial Holding Co., Ltd.	469,929	$939,148

		$939,148

Multiline Retail — 1.0%
Poya International Co., Ltd.(2)	63,462	$1,239,884

		$1,239,884

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 8.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$9,105,184
Win Semiconductors Corp.	152,000	1,783,131

		$10,888,315

Total Taiwan (identified cost $7,368,121)		$16,744,623

Total Common Stocks — 97.8% (identified cost $63,318,733)		$123,429,642

Other Assets, Less Liabilities — 2.2%		$2,800,836

Net Assets — 100.0%		$126,230,478

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $5,291,415 or 4.2% of the Fund’s net assets.

(2)	Non-income producing security.

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$12,204,038		$—	$12,204,038
Consumer Discretionary	768,864	19,078,946		—	19,847,810
Consumer Staples	—	21,124,678		—	21,124,678
Financials	—	27,142,165		—	27,142,165
Health Care	—	9,295,319		—	9,295,319
Industrials	—	8,922,856		—	8,922,856
Information Technology	—	17,602,423		—	17,602,423
Real Estate	—	3,631,993		—	3,631,993
Utilities	—	3,658,360		—	3,658,360
Total Common Stocks	$768,864	$122,660,778	*	$—	$123,429,642
Total Investments	$768,864	$122,660,778		$—	$123,429,642

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.